Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

13 Right-of-use assets and lease liabilities

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2023
Net carrying amount - beginning of the year	2,142	148	682	457	19	595	42	361	4,446
Additions	14	570	402	133	19	110	14	322	1,584
Depreciation(a)	(145)	(219)	(315)	(74)	(18)	(125)	(12)	(65)	(973)
Impairments			(3)		(2)			(36)	(41)
Reversals			3					2	5
Currency translation differences	(71)	(8)	(5)	4		(2)		(7)	(89)
Changes in the scope of consolidation						3		10	13
Other changes	37	(42)	(40)	(28)	(1)	(1)	(27)	(9)	(111)
Net carrying amount - end of the year	1,977	449	724	492	17	580	17	578	4,834
Gross carrying amount - end of the year	2,409	985	1,593	822	81	1,039	47	826	7,802
Provisions for depreciation and impairment	432	536	869	330	64	459	30	248	2,968
2022
Net carrying amount - beginning of the year	2,667	183	575	454	14	618	48	262	4,821
Additions	1,342	189	530	76	28	108	21	110	2,404
Depreciation (a)	(226)	(197)	(303)	(70)	(13)	(130)	(21)	(53)	(1,013)
Impairments			(5)		(5)		(1)	(7)	(18)
Reversals			14						14
Currency translation differences	239	12	10	3		3			267
Changes in the scope of consolidation	(1,878)	(34)	(39)			(1)		73	(1,879)
Other changes	(2)	(5)	(100)	(6)	(5)	(3)	(5)	(24)	(150)
Net carrying amount - end of the year	2,142	148	682	457	19	595	42	361	4,446
Gross carrying amount - end of the year	2,507	516	1,360	734	87	1,010	86	562	6,862
Provisions for depreciation and impairment	365	368	678	277	68	415	44	201	2,416

(a) Before capitalization of depreciation of tangible assets

Right-of-use assets (RoU) of €4,834 million related: (i) for €2,959 million (€2,653 million at December 31, 2022) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels hired in connection with operations at offshore development projects in Ghana (OCTP) and Area 1 in Mexico with an expected term ranging between 13 and 17 years, including a renewal option as well as multi-year leases of offshore drilling rigs; (ii) for €965 million (€800 million at December 31, 2022) to the Enilive, Refining and Chemicals segment relating to highways concessions to market fuels, land leases, leases of service stations for the sale of oil products, leasing of vessels for shipping activities and the car fleet dedicated to the car sharing business; (iii) for €519 million (€548 million at December 31, 2022) to the Corporate and Other activities segment mainly regarding property rental contracts.

The increase recorded in 2023 mainly referred to: (i) the Exploration & Production segment for €1,023 million relating to rental of drilling rigs (€570 million) and vessels and related logistics equipments for Oil & Gas transport (€167 million); (ii) the Enilive and Refining business line for €408 million, relating in particular to lease of vessels for shipping and storage activities of Eni Trade & Biofuels SpA (€220 million), new contracts and extension of existing contracts relating motorway concessions, land leases, service station leases and the car fleet dedicated to the car sharing business (€146 million); (iii) to the Corporate and Other activities segment for €63 million relating in particular to leasing of assets for staff activities (€44 million).

The main leasing contracts signed for which the asset is not yet available concern: (i) a contract with a nominal value of €437 million relating to leasing of office buildings with an expiry date of 20 years including an extension option of 6 years; (ii) storage capacity and time charter vessels rental contracts of €131 million.

Main future cash outflows potentially due not reflected in the measurements of lease liabilities related to: (i) options for the extension or termination of lease for office buildings of €1,177 million; (ii) extension options related to ancillary assets in the upstream business for €545 million; (iii) extension options related to service stations for the sale of oil products of €133 million.

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2023
Carrying amount at the beginning of the year	884	4,067	4,951
Additions		1,584	1,584
Decreases	(949)	(14)	(963)
Currency translation differences	(16)	(81)	(97)
Changes in the scope of consolidation	1	12	13
Other changes	1,208	(1,360)	(152)
Carrying amount at the end of the year	1,128	4,208	5,336
2022
Carrying amount at the beginning of the year	948	4,389	5,337
Additions		2,401	2,401
Decreases	(980)	(14)	(994)
Currency translation differences	43	242	285
Changes in the scope of consolidation	(299)	(1,654)	(1,953)
Other changes	1,172	(1,297)	(125)
Carrying amount at the end of the year	884	4,067	4,951

Lease liabilities related for €480 million (€494 million at December 31, 2022) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through the mechanism of the cash calls.

Total cash outflows for leases consisted of the following: (i) cash payments for the principal portion of the lease liability for €963 million; (ii) cash payments for the interest portion of €255 million.

Lease liabilities stated in U.S. dollars and euro amounted to €3,573 million and €1,608 million, respectively.

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

Liabilities for leased assets with related parties are described in note 36 — Transactions with related parties.

The amounts recognised in the profit and loss account consist of the following:

(€ million)	2023	2022	2021
Other income and revenues
Income from remeasurement of lease liabilities	17	6	18
	17	6	18
Purchases, services and other
Short-term leases	59	113	85
Low-value leases	37	27	31
Variable lease payments not included in the measurement of lease liabilities	20	14	14
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(4)
	111	149	126
Depreciation and impairments
Depreciation of RoU leased assets	973	1,013	928
Capitalized amortization of RoU leased assets - tangible assets	(199)	(186)	(110)
Impairments of RoU leased assets	41	18	59
Reversals of RoU leased assets	(5)	(14)
	810	831	877
Finance income (expense) from leases
Interests on lease liabilities	(267)	(315)	(304)
Capitalized finance expense of RoU leased assets - tangible assets	11	8	5
Net currency translation differences on lease liabilities	19	(4)	(34)
	(237)	(311)	(333)